Schedule of Investments (unaudited) September 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Common Stocks

Australia — 8.6%
AGL Energy Ltd.	126,115		$550,166
Allkem Ltd.(a)	14,448		127,771
Aristocrat Leisure Ltd.	63,166		1,331,955
Australia & New Zealand Banking Group Ltd.	33,962		497,163
BHP Group Ltd., Class DI	131,316		3,264,268
Commonwealth Bank of Australia	4,532		263,649
CSL Ltd.	8,000		1,454,937
Flight Centre Travel Group Ltd.(a)(b)	12,680		114,802
Glencore PLC	132,164		694,523
Goodman Group	35,921		363,047
Insignia Financial Ltd.	6,124		11,577
Macquarie Group Ltd.	13,178		1,285,647
Medibank Pvt Ltd.	324,145		724,516
Mineral Resources Ltd.	331		13,893
National Australia Bank Ltd.	15,425		285,604
Newcrest Mining Ltd.	37,488		411,588
Nufarm Ltd.	1	(c)	3
Pilbara Minerals Ltd.(a)	13,142		37,918
Pro Medicus Ltd.(b)	682		21,777
QBE Insurance Group Ltd.	6,692		49,652
REA Group Ltd.(b)	12,074		878,823
Rio Tinto PLC	5,261		284,651
Scentre Group	522,229		853,259
SEEK Ltd.	3,038		36,923
Sonic Healthcare Ltd.	818		15,955
South32 Ltd.(b)	233,874		555,195
Stockland	167,781		351,135
Telstra Corp. Ltd.	411,823		1,016,885
Westpac Banking Corp.	121,767		1,610,977
WiseTech Global Ltd.(b)	3,701		120,921
Woodside Energy Group Ltd.	68,465		1,398,844
Worley Ltd.(b)	55,292		450,778

			19,078,802

Austria — 0.2%
Andritz AG	6,535		276,560
Erste Group Bank AG	8,769		192,235
OMV AG	383		13,862

			482,657

Belgium — 2.2%
Ageas SA/NV	4,794		174,845
Anheuser-Busch InBev SA	59,308		2,686,453
Groupe Bruxelles Lambert NV	7,186		502,554
KBC Group NV	11,977		568,357
Solvay SA	13,793		1,067,884

			5,000,093

China — 0.1%
BOC Hong Kong Holdings Ltd.	16,500		54,875
Budweiser Brewing Co. APAC Ltd.(b)(d)	59,200		154,160

			209,035

Denmark — 3.4%
AP Moller - Maersk A/S, Class A	111		196,111
AP Moller - Maersk A/S, Class B	348		632,395
Carlsberg A/S, Class B	1,787		208,965
Coloplast A/S, Class B(b)	632		64,227
Demant A/S(a)	775		19,159
DSV A/S	1,374		160,961
Genmab A/S(a)	1,496		481,268
H Lundbeck A/S	4,136		13,256

Security	Shares		Value

Denmark (continued)
Novo Nordisk A/S, Class B	46,640		$4,646,174
Novozymes A/S, B Shares	5,623		282,568
Tryg A/S	47,480		980,172

			7,685,256

Finland — 1.5%
Nokia OYJ	226,435		972,099
Nordea Bank Abp	270,460		2,314,658
Sampo OYJ, A Shares	601		25,658

			3,312,415

France — 10.6%
Accor SA(a)	7,945		166,333
Air Liquide SA(b)	8,779		1,003,432
Amundi SA(d)	7,582		315,645
Arkema SA	755		55,024
BNP Paribas SA	12,967		547,716
Capgemini SE	9,194		1,471,963
Covivio	199		9,587
Danone SA	215		10,166
Dassault Systemes SE	37,312		1,288,199
Engie SA	111,544		1,283,859
Eramet SA	213		16,765
Eurazeo SE	241		12,576
Faurecia SE(a)	545		5,900
Hermes International	1,908		2,244,036
Ipsen SA	1,472		136,234
Klepierre SA	5,322		92,524
Legrand SA	6,581		425,521
L’Oreal SA	6,652		2,126,924
LVMH Moet Hennessy Louis Vuitton SE	4,114		2,425,510
Pernod Ricard SA	7,360		1,350,222
Publicis Groupe SA	2,190		103,768
Remy Cointreau SA	237		39,330
Renault SA(a)	655		17,722
Rexel SA	18,586		278,544
Safran SA	16,710		1,520,439
Sanofi	24,625		1,875,107
Schneider Electric SE	14,861		1,678,561
Societe Generale SA	55,823		1,103,961
Teleperformance	2,541		644,610
Thales SA	3,507		386,450
TotalEnergies SE	5,760		270,228
Vinci SA	8,384		677,936
Wendel SE	111		7,945

			23,592,737

Germany — 8.1%
Bayer AG, Registered Shares	28,715		1,323,029
Bayerische Motoren Werke AG	19,508		1,322,204
Carl Zeiss Meditec AG	340		35,317
Deutsche Bank AG, Registered Shares	119,276		883,117
Deutsche Boerse AG	3,376		553,416
Deutsche Post AG, Registered Shares	4,688		141,295
Deutsche Telekom AG, Registered Shares	3,807		64,802
DWS Group GmbH & Co. KGaA(d)	8,310		197,814
E.ON SE	58,114		446,477
Evonik Industries AG	47,887		801,994
Freenet AG	6,770		128,301
Hochtief AG	12,518		592,546
Infineon Technologies AG	65,179		1,426,379
Jenoptik AG	2	(c)	39
Mercedes-Benz Group AG, Registered Shares	50,575		2,557,427
MTU Aero Engines AG	367		54,850

1

Schedule of Investments (unaudited) (continued) September 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Germany (continued)
Nemetschek SE	5,589		$265,291
SAP SE	24,382		1,987,014
Scout24 SE(d)	30,238		1,515,238
Siemens AG, Registered Shares	34,797		3,401,158
Talanx AG(a)	242		8,569
VERBIO Vereinigte BioEnergie AG	194		11,447
Volkswagen AG	510		83,114
Wacker Chemie AG	3,441		353,756

			18,154,594

Hong Kong — 2.8%
AIA Group Ltd.	350,400		2,917,397
ASMPT Ltd.	18,000		109,115
CK Asset Holdings Ltd.	36,500		219,124
CK Hutchison Holdings Ltd.	47,000		258,794
CK Infrastructure Holdings Ltd.	4,000		20,401
Hang Lung Properties Ltd.	10,000		16,421
Hysan Development Co. Ltd.	10,000		25,164
Jardine Matheson Holdings Ltd.	13,200		667,365
Kerry Properties Ltd.	148,500		281,492
Link REIT	8,300		57,938
New World Development Co. Ltd.	65,000		184,606
NWS Holdings Ltd.	54,000		48,717
PCCW Ltd.	378,000		170,538
SITC International Holdings Co. Ltd.	12,000		22,007
Sun Hung Kai Properties Ltd.	36,500		402,824
Swire Properties Ltd.	145,400		312,795
Techtronic Industries Co., Ltd.(b)	35,500		338,745
WH Group Ltd.(d)	254,500		160,065

			6,213,508

Ireland — 0.8%
AIB Group PLC	10,185		24,786
Experian PLC	36,733		1,075,270
James Hardie Industries PLC	24,475		480,752
Kingspan Group PLC	3,354		151,113
Smurfit Kappa Group PLC	1,155		33,032

			1,764,953

Israel — 0.4%
Bank Hapoalim BM	6,032		50,919
Bezeq The Israeli Telecommunication Corp. Ltd.	139,397		227,871
Delek Group Ltd.(a)	247		38,995
Isracard Ltd.	1,272		3,485
Nice Ltd.(a)	1,068		200,969
Paz Oil Co. Ltd.(a)	194		21,202
Shapir Engineering & Industry Ltd.	5,381		43,433
Teva Pharmaceutical Industries Ltd.(a)(b)	36,922		294,619

			881,493

Italy — 3.2%
Amplifon SpA	366		9,536
Assicurazioni Generali SpA	9,527		130,085
Banca Mediolanum SpA	32,446		203,181
Davide Campari-Milano NV	5,094		45,069
Enel SpA	492,617		2,020,332
Eni SpA	68,927		732,604
Ferrari NV	2,148		397,779
Italgas SpA	34,606		160,702
Mediobanca Banca di Credito Finanziario SpA(b)	135,371		1,059,240
MFE-MediaForEurope NV, Class A	40	(c)	12
Moncler SpA	1,950		79,608
Pirelli & C SpA(d)	83,520		272,037
Poste Italiane SpA(d)	61,085		461,498

Security	Shares	Value

Italy (continued)
PRADA SpA	3,200	$14,840
Reply SpA	448	46,663
Snam SpA	251,357	1,015,968
UniCredit SpA	49,196	498,064
UnipolSai Assicurazioni SpA	12,025	24,939

		7,172,157

Japan — 20.8%
Acom Co. Ltd.	5,600	12,024
Advantest Corp.	4,400	203,195
Alfresa Holdings Corp.	900	10,489
Amada Co. Ltd.	146,100	992,734
Astellas Pharma, Inc.	73,600	975,000
Benesse Holdings, Inc.(b)	27,800	413,919
Casio Computer Co. Ltd.(b)	42,900	376,532
Central Japan Railway Co.	7,400	868,693
Cosmos Pharmaceutical Corp.	200	19,776
Daifuku Co. Ltd.	800	37,630
Dai-ichi Life Holdings, Inc.	7,300	116,072
Daito Trust Construction Co. Ltd.	2,200	205,793
Daiwa House Industry Co. Ltd.	7,500	152,495
DMG Mori Co. Ltd.	36,500	416,870
East Japan Railway Co.	9,100	466,689
Ebara Corp.	3,800	123,824
Eisai Co. Ltd.	11,500	617,079
EXEO Group, Inc.	900	13,012
Fancl Corp.	1,600	31,842
Fuji Media Holdings, Inc.	13,800	101,353
FUJIFILM Holdings Corp.	8,300	379,101
Fujitsu Ltd.	5,900	646,946
Hino Motors Ltd.	2,300	9,509
Hisamitsu Pharmaceutical Co., Inc.	1,100	25,822
Honda Motor Co. Ltd.(b)	71,100	1,543,281
Horiba Ltd.	300	11,636
Hoya Corp.	12,700	1,223,754
Inpex Corp.	86,900	810,523
ITOCHU Corp.(b)	88,000	2,124,136
Itochu Techno-Solutions Corp.	1,000	23,441
Japan Tobacco, Inc.	900	14,790
Kajima Corp.	5,900	55,923
Kakaku.com, Inc.	13,500	228,773
Kamigumi Co. Ltd.	3,400	62,774
KDDI Corp.	82,000	2,397,374
Kinden Corp.	1,800	18,991
Lawson, Inc.	12,600	412,218
Lion Corp.	34,000	384,214
Marui Group Co. Ltd.	500	8,286
Medipal Holdings Corp.	3,400	43,239
Mitsubishi Corp.	70,600	1,930,926
Mitsubishi Estate Co. Ltd.	13,500	177,878
Mitsubishi Gas Chemical Co., Inc.	8,300	109,135
Mitsubishi HC Capital, Inc.	2,100	9,026
Mitsui & Co. Ltd.(b)	109,700	2,334,390
Mitsui Fudosan Co. Ltd.	40,700	775,334
Mitsui Mining & Smelting Co. Ltd.	600	12,589
MonotaRO Co. Ltd.	700	10,741
Murata Manufacturing Co. Ltd.	16,300	750,243
Nabtesco Corp.	500	10,228
NEC Corp.	26,900	861,345
Nikon Corp.	1,100	10,425
Nippon Telegraph & Telephone Corp.	94,500	2,548,884
Nitto Denko Corp.	2,600	140,779
Nomura Research Institute Ltd.	2,600	63,500

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Japan (continued)
Obayashi Corp.	3,000		$19,254
Obic Co. Ltd.	2,000		268,187
Omron Corp	25,200		1,154,595
Otsuka Corp.	3,800		118,512
Pigeon Corp.	2,000		29,238
Pola Orbis Holdings, Inc.	17,600		198,789
Recruit Holdings Co. Ltd.	35,400		1,019,719
Ricoh Co. Ltd.	26,300		192,574
Sankyu, Inc.	500		14,521
Santen Pharmaceutical Co. Ltd.	55,200		371,023
SCREEN Holdings Co. Ltd.	900		48,833
Sega Sammy Holdings, Inc.	27,500		374,537
SG Holdings Co. Ltd.	1,000		13,697
Shimadzu Corp.	3,900		102,321
Shin-Etsu Chemical Co. Ltd.	1,800		178,122
SoftBank Corp.(b)	51,300		512,278
SoftBank Group Corp.	21,500		728,658
Sohgo Security Services Co. Ltd.	2,000		50,325
Sony Group Corp.	3,000		193,243
Sumitomo Chemical Co. Ltd.	397,600		1,367,583
Sumitomo Corp.	86,600		1,069,889
Sumitomo Mitsui Financial Group, Inc.	92,200		2,555,920
Sumitomo Mitsui Trust Holdings, Inc.	500		14,220
Sundrug Co. Ltd.	6,200		150,865
Sysmex Corp.	2,100		112,216
Takeda Pharmaceutical Co. Ltd.	107,400		2,788,940
Terumo Corp.	26,000		730,865
Tohoku Electric Power Co., Inc.	18,400		86,495
Tokio Marine Holdings, Inc.	79,500		1,412,964
Tokyo Electron Ltd.	4,700		1,158,056
Tokyo Tatemono Co. Ltd.	1,300		18,497
Tokyu Fudosan Holdings Corp.	2,400		12,463
Toshiba Corp.	6,900		245,814
Toyota Industries Corp.	3,500		167,198
Toyota Motor Corp	54,900		717,567
Trend Micro, Inc.	5,900		317,790
Tsuruha Holdings, Inc.	17,100		1,001,201
Unicharm Corp.	3,500		114,817
Yamada Holdings Co. Ltd.(b)	70,400		231,659
Yaskawa Electric Corp.	7,500		215,836
ZOZO, Inc.	3,200		64,056

			46,468,512

Luxembourg — 0.4%
ArcelorMittal SA	39,564		787,257
SES SA	5	(c)	27

			787,284

Netherlands — 3.7%
Aegon NV	4,728		18,794
Argenx SE(a)	661		235,234
ASML Holding NV	7,258		3,006,836
ASR Nederland NV	19,597		753,365
EXOR NV(a)	3,681		236,223
Heineken NV	4,112		359,105
IMCD NV	1,551		183,889
Koninklijke Ahold Delhaize NV	1,531		38,997
Koninklijke Philips NV	22,646		348,669
Koninklijke Vopak NV	7,273		132,330
Stellantis NV	47,863		565,379
Wolters Kluwer NV	24,084		2,345,146

			8,223,967

Security	Shares		Value

New Zealand — 0.1%
Spark New Zealand Ltd.	35,110		$98,229
Vector Ltd.	18,296		41,233

			139,462

Norway — 1.3%
Aker ASA	376		24,296
Aker BP ASA	21,015		603,226
Aker Carbon Capture ASA(a)	9	(c)	11
Aker Horizons Holding A/S(a)	1	(c)	1
Aker Solutions ASA	13	(c)	45
DNB Bank ASA	110,796		1,758,117
Dolphin Drilling ASA(a)(b)(e)	8		—
Equinor ASA	5,440		179,404
Mowi ASA	3,388		43,094
Nordic Semiconductor ASA(a)	768		10,144
Norsk Hydro ASA	32,844		176,238
Telenor ASA	7,676		70,252
Var Energi ASA	46,153		149,959

			3,014,787

Portugal — 0.4%
EDP - Energias de Portugal SA	198,660		862,187

Singapore — 1.5%
Jardine Cycle & Carriage Ltd.(b)	70,600		1,651,242
Mapletree Industrial Trust	35,700		59,076
Mapletree Pan Asia Commercial Trust	157,600		187,631
Oversea-Chinese Banking Corp. Ltd.	53,300		436,734
Singapore Telecommunications Ltd.	334,000		616,310
Suntec Real Estate Investment Trust	11,800		12,548
United Overseas Bank Ltd.	24,300		440,135

			3,403,676

South Africa — 0.4%
Anglo American PLC	27,066		812,679

Spain — 1.1%
Acciona SA	3,065		538,692
ACS Actividades de Construccion y Servicios SA	1,054		23,683
Amadeus IT Group SA(a)	2,982		138,253
Banco Bilbao Vizcaya Argentaria SA	97,012		435,181
Banco Santander SA	244,670		569,322
Iberdrola SA	28,371		264,536
Industria de Diseno Textil SA	16,978		350,369
Merlin Properties Socimi SA(b)	3,749		28,928

			2,348,964

Sweden — 2.2%
Elekta AB, B Shares(b)	54,823		278,447
Industrivarden AB, A Shares	23,268		468,678
Industrivarden AB, C Shares	55,077		1,098,467
Investor AB, B Shares	65,460		955,141
Kinnevik AB, Class B(a)	3,154		41,336
L E Lundbergforetagen AB, B Shares	1,326		47,869
Saab AB, Class B	31,053		967,514
Tele2 AB, B Shares	60,844		525,058
Telefonaktiebolaget LM Ericsson, B Shares	76,003		444,271
Trelleborg AB, B Shares	598		11,219

			4,838,000

Switzerland — 9.0%
ABB Ltd., Registered Shares	30,178		779,179
Belimo Holding AG	95		34,941
Chocoladefabriken Lindt & Spruengli AG	35		338,251
Flughafen Zurich AG(a)	607		89,718

3

Schedule of Investments (unaudited) (continued) September 30, 2022	International Tilts Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares		Value

Switzerland (continued)
Geberit AG, Registered Shares	498		$213,536
Givaudan SA, Registered Shares	865		2,613,167
Logitech International SA, Registered Shares	162		7,406
Nestle SA, Registered Shares	68,645		7,424,459
Novartis AG, Registered Shares	46,284		3,528,550
Roche Holding AG	7,857		2,593,904
STMicroelectronics NV	17,586		546,524
Swatch Group AG	3,480		781,602
Temenos AG, Registered Shares	8,155		549,785
UBS Group AG, Registered Shares	22,347		324,209
VAT Group AG(d)	1,308		265,431

			20,090,662

United Kingdom — 13.9%
Ashtead Group PLC	2,761		123,996
Associated British Foods PLC	16,267		227,292
AstraZeneca PLC	25,808		2,837,058
Auto Trader Group PLC(d)	19,608		111,198
Barclays PLC	4,971		7,910
Bellway PLC	4,879		91,904
BP PLC, ADR	607,897		2,904,767
British American Tobacco PLC	88,729		3,181,603
BT Group PLC	47,908		64,403
Centrica PLC(a)	174,076		136,598
Croda International PLC	1,450		103,565
Dechra Pharmaceuticals PLC	466		13,533
Diageo PLC	56,600		2,382,492
Direct Line Insurance Group PLC	23,013		47,479
Dunelm Group PLC	3	(c)	24
Ferguson PLC	1,704		176,755
Greggs PLC	3,275		61,865
GSK PLC	204,041		2,946,902
Haleon PLC(a)	30,239		94,284
Hargreaves Lansdown PLC	3,414		32,696
HSBC Holdings PLC	91,430		473,412
IG Group Holdings PLC	12,663		107,316
IMI PLC	13,158		162,713
Intertek Group PLC	32,926		1,350,922
Lloyds Banking Group PLC	1,888,910		853,763
Man Group PLC	6,913		17,117
National Grid PLC	82,372		847,946
Reckitt Benckiser Group PLC	4,405		291,970
RELX PLC	33,517		819,013
Rightmove PLC	116,526		621,655
Rolls-Royce Holdings PLC(a)	63,764		48,834
Royal Mail PLC	14,939		30,408
RS GROUP PLC	782		8,348
Segro PLC	1,304		10,880
Shell PLC	192,764		4,782,076
Smiths Group PLC	45,407		756,343
Spectris PLC	7,072		213,701
Spirax-Sarco Engineering PLC	1,264		145,301
SSE PLC	95,025		1,604,591
Taylor Wimpey PLC	49,894		48,584
Tesco PLC	190,388		436,954

Security	Shares		Value

United Kingdom (continued)
Travis Perkins PLC	4,123		$35,392
Tritax Big Box REIT PLC	37,059		55,925
Unilever PLC	39,718		1,745,701
UNITE Group PLC	1,648		15,647
WPP PLC	5,527		45,626

			31,076,462

United States — 0.0%
Carnival PLC(a)	3,094		19,263

Total Common Stocks — 96.7% (Cost: $242,840,565)			215,633,605

Preferred Securities

Preferred Stocks — 0.8%

Germany — 0.8%
Fuchs Petrolub SE, Preference Shares	2,025		51,279
Sartorius AG, Preference Shares	1,271		439,644
Schaeffler AG, Preference Shares	11	(c)	49
Volkswagen AG, Preference Shares	10,617		1,297,312

			1,788,284

Total Preferred Securities — 0.8% (Cost: $2,057,966)			1,788,284

Total Long-Term Investments — 97.5% (Cost: $244,898,531)			217,421,889

Short-Term Securities

Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.18%(f)(g)(h)	10,079,061		10,082,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.81%(f)(g)	4,459,414		4,459,414

Total Short-Term Securities — 6.5% (Cost: $14,538,994)			14,541,499

Total Investments — 104.0% (Cost: $259,437,525)			231,963,388

Liabilities in Excess of Other Assets — (4.0)%			(8,926,484)

Net Assets — 100.0%			$223,036,904

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rounds to less than 1,000.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Master Portfolio.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2022	International Tilts Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/22	Shares Held at 09/30/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,394,712	$4,686,542	(a)	$—		$(1,047)	$1,878	$10,082,085	10,079,061	$19,671	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,557,708	—		(1,098,294	)(a)	—	—	4,459,414	4,459,414	35,387		—

						$(1,047)	$1,878	$14,541,499		$55,058		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	60	12/16/22	$4,982	$(576,147)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Australia	$—	$19,078,802	$—	$19,078,802
Austria	—	482,657	—	482,657
Belgium	—	5,000,093	—	5,000,093
China	—	209,035	—	209,035

5

Schedule of Investments (unaudited) (continued) September 30, 2022	International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Denmark	$13,256	$7,672,000	$—	$7,685,256
Finland	—	3,312,415	—	3,312,415
France	—	23,592,737	—	23,592,737
Germany	—	18,154,594	—	18,154,594
Hong Kong	—	6,213,508	—	6,213,508
Ireland	—	1,764,953	—	1,764,953
Israel	—	881,493	—	881,493
Italy	—	7,172,157	—	7,172,157
Japan	—	46,468,512	—	46,468,512
Luxembourg	—	787,284	—	787,284
Netherlands	—	8,223,967	—	8,223,967
New Zealand	—	139,462	—	139,462
Norway	—	3,014,787	—	3,014,787
Portugal	—	862,187	—	862,187
Singapore	—	3,403,676	—	3,403,676
South Africa	—	812,679	—	812,679
Spain	—	2,348,964	—	2,348,964
Sweden	—	4,838,000	—	4,838,000
Switzerland	—	20,090,662	—	20,090,662
United Kingdom	94,308	30,982,154	—	31,076,462
United States	—	19,263	—	19,263
Preferred Securities
Preferred Stocks	—	1,788,284	—	1,788,284

Short-Term Securities
Money Market Funds	14,541,499	—	—	14,541,499

	$14,649,063	$217,314,325	$—	$231,963,388

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(576,147)	$—	$—	$(576,147)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

MSCI	Morgan Stanley Capital International

REIT	Real Estate Investment Trust

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	6